Debt and Other Financing - Debt Instrument Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 74,126	$ 103,435
Loans Payable
Debt Instrument [Line Items]
Interest rate	1.86%
Total	$ 0	3,600
Loans Payable | Affiliated Entity
Debt Instrument [Line Items]
Total	$ 74,126	83,737
Loans Payable | Affiliated Entity | Minimum
Debt Instrument [Line Items]
Interest rate	7.41%
Loans Payable | Affiliated Entity | Maximum
Debt Instrument [Line Items]
Interest rate	8.00%
Line of credit
Debt Instrument [Line Items]
Interest rate	3.65%
Total	$ 0	$ 16,098